Note 13 - Commitments and Contingencies - Schedule of Capital Commitments (Details) $ in Billions	6 Months Ended
Jun. 30, 2026 USD ($)
2027	$ 0.4
2028	0.5
2029	0.6
2030	0.3
Total	$ 1.8